Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0001951089
Registrant Name	Critical Metals Corp.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A